Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment, net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	March 31,
	2024	2025
At cost:
Leasehold land and buildings	$32,233	$32,233
Plant and machinery	33,536	33,254
Furniture, fixtures and equipment	10,328	10,180
Motor vehicles	1,352	1,365
Leasehold improvements	4,540	4,565
Impairment	(2,308)	(2,254)
	79,681	79,343
Less: accumulated depreciation and amortization	(55,078)	(55,958)
Net book value	$24,603	$23,385

Schedule of Land Use Rights and Long Term Leased Land

Land use rights and long term leased land included in leasehold land and buildings consist of the following:

	March 31,
	2024	2025
At cost:
Land use right of state-owned land(a)	$2,233	$2,233
Long term leased land(b)	947	947
	3,180	3,180
Less: accumulated amortization	(1,795)	(1,882)
	$1,385	$1,298

(a)      The land use rights of state-owned land and buildings erected thereon represent land and buildings located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building with terms of 50 years expiring in 2050. As of March 31, 2024 and 2025, the cost of land use rights of state-owned land and buildings erected were $28,077 and $28,077, respectively.

(b)      Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing PRC laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2025, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application. As of March 31, 2024 and 2025, the cost of land use rights of collectively-owned land and buildings erected were $4,156 and $4,156, respectively.

Included in leasehold land and buildings:

	March 31,
	2024	2025
Cost	$4,273	$4,273
Less: accumulated depreciation and amortization	(1,697)	(1,790)
Net book value	$2,576	$2,483